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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08250
ING VP Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)
The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Emerging Markets Fund, Inc.
The schedules are not audited.

ING VP Emerging Markets Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 93.2%
		Brazil: 14.2%
2,150		Cia de Bebidas das Americas ADR	$64,500
11,000		Cia de Bebidas das Americas ADR	408,980
28,800		Cia Vale do Rio Doce ADR	1,120,608
10,670		Empresa Brasileira de Aeronautica SA ADR	411,862
2,790		Gol Linhas Aereas Inteligentes SA ADR	90,536
27,750		Petroleo Brasileiro SA ADR	1,769,063
12,500		Uniao de Bancos Brasileiros SA	131,940
6,130		Uniao de Bancos Brasileiros SA GDR	322,438

			4,319,927

		Chile: 1.4%
9,550		Banco Santander Chile SA ADR	418,959

			418,959

		China: 0.8%
132,000		Anhui Conch Cement Co., Ltd	131,378
98,000		Tsingtao Brewery Co., Ltd.	105,465

			236,843

		Egypt: 2.0%
6,142		Orascom Telecom Holding SAE	600,455

			600,455

		Hong Kong: 4.6%
107,000		China Mobile Hong Kong Ltd.	526,230
61,000		Esprit Holdings Ltd.	456,170
251,000		GOME Electrical Appliances Holdings Ltd.	151,748
102,000		Yue Yuen Industrial Holdings	280,055

			1,414,203

		Hungary: 1.8%
1,248		Gedeon Richter Rt. GDR	227,136
3,908		OTP Bank Rt. GDR	308,229

			535,365

		India: 7.3%
19,420		HDFC Bank Ltd. ADR	994,304
4,650		Infosys Technologies Ltd. ADR	345,402
18,882		Ranbaxy Laboratories Ltd. GDR	213,933
18,824	#	Reliance Industries Ltd. GDR	677,476

			2,231,115

		Indonesia: 2.1%
605,500		Bank Rakyat Indonesia	159,248
12,570		Telekomunikasi Indonesia Tbk PT ADR	261,582
569,000		Unilever Indonesia Tbk PT	225,333

			646,163

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Israel: 0.9%
67,740		Bank Hapoalim Ltd.	$263,474

			263,474

		Luxembourg: 2.2%
4,740		Tenaris SA ADR	653,362

			653,362

		Malaysia: 1.6%
30,500		British American Tobacco Malaysia Bhd	307,509
75,300		Maxis Communications Bhd	188,819

			496,328

		Mexico: 7.0%
39,640		Alfa SA de CV	243,347
43,500		America Movil SA de CV ADR	1,144,920
144,280		Wal-Mart de Mexico SA de CV	733,733

			2,122,000

		Morocco: 0.5%
14,886	@	Maroc Telecom	159,731

			159,731

		Poland: 0.7%
3,920		Bank Pekao SA GDR	218,744

			218,744

		Russia: 4.8%
6,020		Mobile Telesystems ADR	244,894
7,534		OAO Gazprom ADR	505,641
339		Sberbank RF	323,745
8,420	@	Vimpel-Communications ADR	374,185

			1,448,465

		South Africa: 9.5%
133,344		African Bank Investments Ltd.	446,152
80,926		FirstRand Ltd.	216,035
4,502		Impala Platinum Holdings Ltd.	511,897
12,358	@	Imperial Holdings Ltd.	258,533
37,152		Massmart Holdings Ltd.	315,452
96,408		RMB Holdings Ltd.	397,591
235,470		Steinhoff Intl. Holdings Ltd.	729,765

			2,875,425

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund	as of September 30, 2005 (Unaudited)(continued)

Shares				Value

		South Korea: 22.2%
6,020		Hyundai Mobis		$496,003
8,010		Hyundai Motor Co.		628,856
14,333		Kookmin Bank		850,561
1,500	#	KT&G Corp. GDR		32,549
33,567	#	KT&G Corp. GDR		728,404
2,453		POSCO		555,593
3,753		Samsung Electronics Co., Ltd.		2,129,713
2,326		Shinsegae Co., Ltd.		864,866
5		SK Telecom Co., Ltd.		978
21,540		SK Telecom Co., Ltd. ADR		470,434

				6,757,957

		Taiwan: 6.9%
355,217		Chinatrust Financial Holding Co.		307,348
162,000		Chunghwa Telecom Co., Ltd.		283,374
148,561		HON HAI Precision Industry Co., Ltd		694,689
67,000		President Chain Store Corp.		125,456
149,600		Synnex Technology International Corp.		193,625
58,799		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		483,328

				2,087,820

		Turkey: 1.9%
31,008		Akbank T.A.S.		205,980
14,429		Anadolu Efes Biracilik Ve Malt Sanayii AS		386,029

				592,009

		United Kingdom: 0.8%
7,999		Anglo American PLC		239,491

				239,491

		Total Common Stock
		(Cost $21,689,659)		28,317,836

Preferred Stock: 3.6%
		Brazil: 3.6%
3,090		Banco Itau Holding Financeira SA		736,320
10,100		Perdigao SA		349,146

				1,085,466

		Total Preferred Stock
		(Cost $754,798)		1,085,466

		Total Investments in Securities
		(Cost $22,444,456)*	96.8%	$29,403,302
		Other Assets and Liabilities, Net	3.2	977,461

		Net Assets	100.0%	$30,380,763

PORTFOLIO OF INVESTMENTS
ING VP Emerging Markets Fund	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $22,489,939
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,095,612
		Gross Unrealized Depreciation	(182,249)

		Net Unrealized Appreciation	$6,913,363

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Emerging Markets Fund, Inc.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 28, 2005